Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 175,872	$ 159,903	$ 152,253	$ 100,998	$ 162,826	$ 174,848	$ 227,693	$ 184,937	$ 589,026	$ 750,304	$ 838,949
Gross margin	59,396	58,793	59,016	46,430	48,176	41,445	44,921	45,314
Operating loss	(21,617)	(9,724)	(12,790)	(16,097)	(160,403)	(11,114)	(6,815)	(8,785)	(60,228)	(187,117)	(35,761)
Net loss from continuing operations	(8,413)	(5,488)	(12,156)	(17,772)	(159,311)	(15,607)	(11,977)	(12,523)	(43,829)	(199,418)	(55,496)
Income (loss) from discontinued operations, net of tax	(12,249)	(2,310)	2,675	7,169	(11,694)	(900)	1,575	10,596	(4,715)	(423)	(24,071)
Net income (loss) attributable to noncontrolling interests	574	1,241	954	(3)	(63)	24	22	4	2,766	(13)	3,993
Net income (loss) attributable to the Partnership	(21,236)	(9,039)	(10,435)	(10,600)	(170,939)	(16,532)	(10,425)	(1,932)	$ (51,310)	$ (199,828)	$ (83,560)
General Partner's Interest in net income (loss)	2	(31)	(107)	(97)	(1,621)	(104)	(66)	(32)
Limited Partners' Interest in net income (loss)	$ (21,238)	$ (9,008)	$ (10,328)	$ (10,503)	$ (169,319)	$ (16,428)	$ (10,358)	$ (1,900)
Loss from continuing operations (in dollars per share)	$ (0.33)	$ (0.29)	$ (0.40)	$ (0.49)	$ (3.58)	$ (0.51)	$ (0.41)	$ (0.41)
Income (loss) from discontinued operations, basic and diluted (in usd per share)	(0.27)	(0.05)	0.07	0.16	(0.27)	(0.02)	0.03	0.25	$ (0.09)	$ (0.01)	$ (0.52)
Limited partners’ net income (loss) per unit (basic and diluted) (in dollars per share)	$ (0.60)	$ (0.34)	$ (0.33)	$ (0.33)	$ (3.85)	$ (0.53)	$ (0.38)	$ (0.16)	$ (1.60)	$ (4.92)	$ (3.29)
Loss on impairment of goodwill	$ 2,700				$ 148,500				$ 2,654	$ 148,488	$ 0